Atalanta
Sosnoff
Management Corporation o 101 Park Avenue, New York, New York 10178-0008
[logo]                (212)867-5000  Fax (212)922-1820  www.atalantasosnoff.com.


October 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Atalanta/Sosnoff Investment Trust
         File No. 333-46679

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Atalanta/Sosnoff Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,
ATALANTA/SOSNOFF INVESTMENT TRUST

/s/ John F. Splain

John F. Splain
Secretary